Note 20 - Shareholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 03, 2013
Shareholders Equity [Line Items]
Stock Authorized	560,000,000
Common Stock, Shares Authorized	500,000,000
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	60,000,000
Preferred Stock, No Par Value	$ 0	$ 0
Common Stock, Shares, Outstanding	42,000,000	41,900,000
Preferred Stock, Shares Outstanding	0	0
Preferred Stock, Shares Issued	0	0
Warrants Issued Fair Value			$ 24
Class of Warrant or Right, Outstanding	3,600,000
Stock Repurchased During Period, Value	$ 1	$ 1
Treasury Stock, Shares	300,000	200,000
Range 1 [Member] | Holders of General Unsecured and Retiree Committee Unsecured Claims [Member]
Shareholders Equity [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 14.93
Range 2 [Member] | Holders of General Unsecured and Retiree Committee Unsecured Claims [Member]
Shareholders Equity [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 16.12